May 3, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the M3Sixty Funds Trust (the “Trust”) (File Nos. 333-206491 and 811-23089)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a Post-Effective Amendment No. 12 to the Trust’s Registration Statement under the Securities Act and Amendment No. 17 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”) pertaining to the Cognios Market Neutral Large Cap Fund (the “Fund”), a portfolio series of the Trust. The Amendment is being filed for the purpose of addressing SEC staff comments received on the Trust’s Rule 485(a) filing made on behalf of the Fund on February 1, 2018 (Accession No. 0001387131-18-000422) and making other minor and conforming modifications.

In accordance with Rule 485(b)(4), we hereby represent that, based on our review of the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours

/s/ John H. Lively
John H. Lively

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com